OTHER INCOME (EXPENSE), NET	12 Months Ended
Jun. 30, 2015
OTHER INCOME (EXPENSE), NET

NOTE 3 — OTHER INCOME (EXPENSE), NET

The components of other income (expense), net were as follows:

(In millions)

	2015	2014	2013

Year Ended June 30,

Dividends and interest income	$766	$883	$677
Interest expense	(781)	(597)	(429)
Net recognized gains on investments	716	437	116
Net losses on derivatives	(423)	(328)	(196)
Net gains (losses) on foreign currency remeasurements	335	(165)	(74)
Other	(267)	(169)	194

Total	$346	$61	$288

Following are details of net recognized gains on investments during the periods reported:

(In millions)

	2015	2014	2013

Year Ended June 30,

Other-than-temporary impairments of investments	$(183)	$(106)	$(208)
Realized gains from sales of available-for-sale securities	1,176	776	489
Realized losses from sales of available-for-sale securities	(277)	(233)	(165)

Total	$716	$437	$116